EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2017
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

7.EXPLORATION AND EVALUATION ASSETS

	Canada		US	Greenland
	Post Creek Property	Halcyon Property	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2016	268	206	3	20	497
Acquisition costs – cash	10	8	3	16	37

Balance, December 31, 2017	278	214	6	36	534

Exploration
Balance, December 31, 2016	1,085	173	—	36,587	37,845

Administration	2	—	—	516	518
Camp operations	—	—	—	3,004	3,004
Corporate social responsibility	—	—	—	37	37
Drilling expenses	—	—	—	3,337	3,337
Environment, health and safety	—	—	—	99	99
Geology	48	14	—	691	753
Geophysics	2	—	—	1,014	1,016
Infrastructure	—	—	—	255	255
Helicopter charter aircraft	—	—	—	3,058	3,058
Property maintenance	—	—	—	7	7
Technical studies	1	—	—	30	31

	53	14	—	12,048	12,115

Balance, December 31, 2017	1,138	187	—	48,635	49,960

Total, December 31, 2017	1,416	401	6	48,671	50,494

	Canada		US	Greenland

	Post Creek Property	Halcyon Property	Section 35 Property	Maniitsoq Property	Total

Acquisition
Balance, December 31, 2015	258	198	—	11	467
Acquisition costs – cash	10	8	3	9	30

Balance, December 31, 2016	268	206	3	20	497

Exploration
Balance, December 31, 2015	1,005	148	—	28,083	29,236

Administration	—	—	—	132	132
Corporate social responsibility	—	—	—	63	63
Drilling expenses	1	—	—	1,799	1,800
Environment, health and safety	—	—	—	2	2
Camp operations	—	—	—	2,160	2,160
Helicopter charter aircraft	—	—	—	2,472	2,472
Geology	78	25	—	858	961
Geophysics	—	—	—	954	954
Remote sensing	—	—	—	68	68
Technical studies (recovery)	1	—	—	(4)	(3)

	80	25	—	8,504	8,609

Balance, December 31,2016	1,085	173	—	36,587	37,845

Total, December 31, 2016	1,353	379	3	36,607	38,342

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Post Creek

On December 23, 2009, the Company executed a letter of intent whereby the Company has an option to acquire a mineral claim known as the Post Creek Property located within the Sudbury Mining District of Ontario.

On April 5, 2010 and as amended on March 12, 2013, the Company entered into an option agreement to acquire a 100% interest in the Post Creek Property, subject to certain net smelter return royalties (“NSR”) and advance royalty payments. To December 31, 2015, the Company has completed the required consideration and acquired its interest in the Post Creek Property. Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $10 per annum, totalling $10 during the year ended December 31, 2017 (December 31, 2016 - $10), the total of which will be deducted from any payments to be made under the NSR.

During the year ended December 31, 2017, the Company incurred exploration expenditures totalling $53 (December 31, 2016 - $80) on the Post Creek Property.

Halcyon

On April 5, 2010 and as amended on March 12, 2013, the Company entered into an option agreement to acquire rights to Halcyon Property, subject to certain NSR and advance royalty payments. To December 31, 2015, the Company has completed the required consideration and acquired its interest in the Halcyon Property.  Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $8 per annum, totalling $8 during the year ended December 31, 2017, (December 31, 2016 - $8), the total of which will be deducted from any payments to be made under the NSR arrangement.

During the year ended December 31, 2017, the Company incurred $14 (December 31, 2016 - $25) in exploration and license related expenditures on the Halcyon Property.

Section 35 Property

On January 4, 2016, the Company entered into a 10 year Metallic Minerals Lease (the “Lease”) with the Michigan Department of Natural Resources for an area covering approximately 320 acres. The terms of the Lease require an annual rental fee at a rate of US $3.00 per acre for years 1-5 and at a rate of US $6.00 per acre for years 6-10. The Company shall pay a minimum royalty at a rate of US $10.00 per acre for the 11th year onwards, with an increase of an additional US $5.00 per acre per year up to a maximum of US $55.00 per acre per year. A production royalty of between 2% - 2.5% is payable from production of minerals and/or mineral products from an established mining operation area. The Company paid the first year rental fee and the required reclamation deposit of $14 (US $10,000). The Department of Natural Resources shall annually review the level of the reclamation deposit and shall require the amount to be increased or decreased to reflect changes in the cost of future reclamation of the leased premises.

During the year ended December 31, 2017, the Company spent a total of $3 (December 31, 2016 - $3) in license related expenditures on the Section 35 Property.

Maniitsoq

The Company has been granted certain exploration licenses, by the Bureau of Minerals and Petroleum (“BMP”) of Greenland for exclusive exploration rights of an area comprising the Maniitsoq Property, located near Ininngui, Greenland. The Property is subject to a 2.5% NSR. The Company can reduce the NSR to 1% by paying $2,000 on or before 60 days from the decision to commence commercial production.

At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.

The Company may terminate the licenses at any time; however any unfulfilled obligations according to the licenses will remain in force, regardless of the termination.

Future required minimum exploration expenditures will be adjusted each year on the basis of the change to the Danish Consumer Price Index.

During the year ended December 31, 2017, the Company spent an aggregate of $12,064 (December 31, 2016 - $8,513) in exploration and license related expenditures on the Maniitsoq Property, which is comprised of the Sulussugut and Ininngui Licenses. Further details on the licenses and related expenditures are outlined below.

Sulussugut License

(All references to amounts in Danish Kroners, “DKK” are in thousands of DKK)

Effective August 15, 2011, the Company was granted an exploration license (the “Sulussugut License”) by the BMP of Greenland for exclusive exploration rights of an area located near Sulussugut, Greenland. The Company paid a license fee of $6 (DKK 31) upon granting of the Sulussugut License. The application for another 5 year term on the Sulussugut License was submitted to the Greenland Mineral Licence & Safety Authority which was effective on April 11, 2016, with December 31, 2017 being the seventh year. During the year ended December 31, 2016, the Company paid a license fee of $8 (DKK 40) which provides for renewal of the Sulussugut License until 2020.

To December 31, 2015, under the terms of a preliminary license, the Company completed the exploration requirements of an estimated minimum of DKK 83,809 (approximately $15,808) between the years ended December 31, 2011 to 2015 by incurring $26,116 on the Sulussugut License.  The accumulated exploration credits held at the end to December 31, 2015, of DKK 100,304 can be carried forward until 2019. Under the terms of the second license period, the Company had no minimum required exploration for the year ended December 31, 2016. As of December 31, 2017, the Company has spent $44,937 on exploration costs for the Sulussugut License.

To December 31, 2017 and 2016, the Company has completed all obligations with respect to required reduction of the area of the license.

During the year ended December 31, 2017, the Company had approved exploration expenditures of DKK 85,094 (approximately $16,746) which results in the total carried credits for the Sulussugut License at DKK 246,507 (approximately $48,513).

During the year ended December 31, 2017, the Company spent a total of $11,079 (December 31, 2016 - $7,755) in exploration and license related expenditures on the Sulussugut License.

Ininngui License

Effective March 4, 2012, the Company was granted an exploration license (the “Ininngui License”) by the BMP of Greenland for exclusive exploration rights of an area located near Ininngui, Greenland. The Company paid a license fee of $6 (DKK 32) upon granting of the Ininngui License. The Ininngui License was valid for 5 years until December 31, 2016, with December 31, 2012 being the first year. The Ininngui License is contiguous with the Sulussugut License.

To December 31, 2016, the Company’s expenditures exceeded the minimum requirement and the Company has a surplus of DKK 15,677 (approximately $3,044) and the Company was granted a credit for the excess, which may be used towards future expense requirements on the Ininngui License until the following years; year 2018 - DKK 2,276, year 2019 - DKK 6,790 and year 2020 - DKK 9,367, should the Company be granted an extension on the exploration license.

The required minimum exploration expenditures on the Ininngui License for year 5, ending December 31, 2016 was DKK 2,715 (approximately $535).  As of December 31, 2017, the Company has spent $3,698 on exploration costs for the Ininngui License.

Should the Company not incur the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2017, the Company has not used the procedure for the license.

During the year ended December 31, 2017, the Company spent a total of $985 (December 31, 2016 - $758) in exploration and license related expenditures on the Ininngui License.